CASH AND CASH EQUIVALENTS (Details) - USD ($) $ in Millions	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Cash and cash equivalents [abstract]
Cash	$ 821	$ 728
Cash subject to restriction	251	268
Short-term deposits	69	2
Total cash and cash equivalents	$ 1,141	$ 998	$ 900	$ 607